Stockholders’ Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share)		$ 0.0001
Preferred stock, shares issued
Cash (in Dollars)
Conversion of debt and outstanding (in Dollars)	$ 5,000,000
Percentage of common stock	200.00%
Gross proceeds, net of underwriting (in Dollars)	$ 25,000,000
Common stock, per share (in Dollars per share)	$ 0.00001	$ 0.0001				$ 0.00001
Preferred stock, shares authorized		1,000,000
Ordinary shares, shares authorized	146,000,000	500,000,000				146,000,000
Ordinary shares, shares outstanding	7,243,514	35,686,757				7,203,514
Ordinary shares, shares issued	7,243,514	35,686,757				7,203,514
PLUM ACQUISITION CORP. I [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Cash (in Dollars)
Preferred stock, shares authorized	1,000,000		1,000,000	1,000,000	1,000,000	1,000,000
Class A ordinary shares subject to possible redemption, shares	3,255,593					31,921,634
Common stock voting rights	Holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the Company’s shareholders, except as required by law.
Forfeiter of founder shares	644,591
Conversion basis	one-to-one
Series A-2 Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.00001					$ 0.00001
Preferred stock, shares issued	12,660,067
Cash (in Dollars)	$ 126
Conversion of debt and outstanding (in Dollars)	5,000,000
Additional subscriptions receivable total (in Dollars)	$ 2,000,000
Preferred stock, shares authorized	41,000,000					41,000,000
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.00001					$ 0.00001
Preferred stock, shares issued	35,920,813					35,920,813
Cash (in Dollars)	$ 359					$ 359
Preferred stock, shares authorized	35,920,813					35,920,813
Series A-1 Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.00001					$ 0.00001
Preferred stock, shares issued	40,569,493					35,054,036
Cash (in Dollars)	$ 405					$ 351
Preferred stock, shares authorized	44,228,636					44,228,636
Class A Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member]
Stockholders’ Equity [Line Items]
Common stock, per share (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000		500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares outstanding	7,980,409					0
Class A ordinary shares subject to possible redemption, shares	3,255,593		31,921,634	31,921,634	31,921,634
Ordinary shares, shares issued	7,980,409					0
Class B Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member]
Stockholders’ Equity [Line Items]
Common stock, per share (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000		50,000,000	50,000,000	50,000,000	50,000,000
Ordinary shares, shares outstanding	0		7,980,409	7,980,409	7,980,409	7,980,409
Common stock voting rights	one
Consideration initial shareholders (in Dollars)	$ 0
Ordinary shares, shares issued	0		7,980,409	7,980,409	7,980,409	7,980,409
Preferred Stock [Member] | Series A-2 Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.00001
Cash (in Dollars)	$ 18,200,000
Preferred Stock [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.00001
Liquidation, Dissolution and Winding Up [Member] | Series A-2 Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share)	2
Liquidation, Dissolution and Winding Up [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share)	1.83
Deemed Liquidation [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share)	1.83
Deemed Liquidation [Member] | Series A-2 Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share)	2
Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, per share (in Dollars per share)	$ 1.54	$ 5
Founder Shares [Member] | Class A Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member]
Stockholders’ Equity [Line Items]
Percentage owned by initial shareholders	20.00%
IPO [Member] | Class B Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member]
Stockholders’ Equity [Line Items]
Percentage issued and outstanding ordinary rate	20.00%